Restricted Net Assets - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets [Abstract]
Percentage of annual appropriations as statutory surplus reserve	10.00%
Maximum percentage of statutory surplus reserve on registered capital	50.00%
Aggregate amount of paid-in capital maintained not available for distribution	¥ 696,524,000	¥ 657,369,000
Statutory reserve	¥ 0